Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Miscellaneous equity [abstract]
Treasury stock	₩ (830,874)	₩ (853,108)
Gain or loss on disposal of treasury stock	(12,251)	873
Share-based payments	5,956	6,483
Others	(343,914)	(359,550)
Total	₩ (1,181,083)	₩ (1,205,302)	₩ (1,217,934)